27. CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
Capital And Reserves Tables Abstract
Number of shares

- Number of shares as of December 31, 2018

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

- Number of shares as of December 31, 2017

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

Number of shares subscribed
No. of shares subscribed as of January 1, 2018	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2018	747,005,982

No. of shares subscribed as of January 1, 2017	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2017	747,005,982

Detail of conversion differences, net of taxes
Accumulated translation adjustments	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Opening balance foreign subsidiary translation adjustment	(2,334,328)	5,843,924	14,105,740
Translation adjustment for the period, net	13,250,715	(8,178,252)	(8,261,816)
Total	10,916,387	(2,334,328)	5,843,924

Details of dividend

Dividend No.	Shares paid	Payment per share	Total ThCh$	Month of payment
270	747,005,982	3.50	2,614,521	Mar-2018
271	747,005,982	13.50	10,084,581	May-2018
272	747,005,982	3.50	2,614,521	Sep-2018
273	747,005,982	3.50	2,614,521	Dec-2018

Dividend No.	Shares paid	Payment per share	Total ThCh$	Month of payment
266	747,005,982	3.50	2,614,521	Mar-2017
267	747,005,982	16.80	12,549,700	May-2017
268	747,005,982	3.50	2,614,521	Sep-2017
269	747,005,982	3.50	2,614,521	Dec-2017